UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2017

BARRETT

GROWTH FUND

Letter to	Dear Shareholders:
Shareholders
November 30, 2017	The Six Month Period in Review

The U.S. stock market has steadily climbed higher for 13 consecutive months, or since the November election of 2016.  There has been extraordinarily low volatility.  The prospects for a major reduction in corporate tax rates clearly benefitted the market overall and a few sectors in particular.  The financial industry performed well as the new administration is taking a softer approach to regulation than the prior administration.  And, the industry should benefit greatly from lower corporate tax rates and a stronger economy.  Large banks, in particular, performed well during the past six months.  The stock market has also benefitted by an improved outlook for earnings while intermediate term interest rates have remained stable.  Although the Federal Reserve continues to increase short term rates, intermediate rates have not followed suit.  Investors have preferred stocks over bonds since the election and most probably will until intermediate interest rates exceed the yield on stocks by a significant margin.

Investment Outlook

The steady climb in stock prices for over a year, without even a hint of a correction, has been unusual.  The market has actually produced a positive total return for nine straight years, which is the second time since 1926 that the market had a similar consecutive run of annual gains.  To put this advance in perspective, however, that nine year gain followed the worst bear market since 1931.  There are several factors that have accounted for the stock market advance but we would highlight the recovery of earnings since the recession as well as the unprecedented low interest rates which offer little competition for stock dividend yields.

So, the question is, will this positive environment of rising earnings and low interest rates continue?  And, to what extent are rising earnings and low interest rates already reflected in stock prices?  Global economic growth is actually increasing at this time and it seems a very low probability that a slowdown would occur in the next year or two.  That is a plus for continued earnings growth.  The passage of new tax legislation in the United States, which will lower corporate taxes for the majority of public companies, also will be a tailwind for earnings.  At this time, however, investors have not been able to fully estimate the impact of the tax bill.  Therefore, if the earnings are greater than some expect, this alone would be positive for the stock market.

The future trend in interest rates over the next two years is harder to predict.  The market expects the Federal Reserve to continue to increase short term rates throughout 2018 to a level approaching 2%.  The surprise in fixed income markets, however, has been that intermediate interest rates, such as the 10 year U.S. Treasury, have not increased in yield since the beginning of the year.  We think these intermediate rates should increase as inflation picks up, the Federal Reserve reduces its bond buying program, and investors discount the increased deficit brought on by the new tax package.  With current rates around 2.4-2.5%, we think the stock market will be affected if rates return to the 3-4% levels.  Before the recession in 2008, intermediate rates exceeded 4%.

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GROWTH FUND

In conclusion, we continue to think that stocks will outpace bonds and cash over the longer term.  During the next year, we expect the potential for bond yields to increase, which will likely offset some of the enthusiasm investors have for earnings gains driven by lower taxes.

The Portfolio

The Barrett Growth Fund (the “Fund”) remains diversified by economic sector and industry.  Relative to the S&P 500 Index, the Fund is most overweighted in technology and health care, and most underweighted in financials, energy, and consumer staples.  The primary reason for the relative weighting differences is that the Fund focuses on companies with the most open ended growth opportunities, those being most evident in technology and medicine.

We are enthusiastic about the prospects of the companies in the Fund.  It is possible that many of the holdings may increase their dividends at healthy rates going forward.  Most of the companies in the Fund have strong balance sheets, which also allow the companies to expand operations and opportunistically repurchase stock.

Performance

The Fund gained +10.44% during the six month period ended November 30, 2017.  The Lipper Large-Cap Growth Funds Index gained +11.80% during this period, and the S&P 500 Index posted a total return of +10.89%.  The best performing sectors in the S&P 500 Index were financials, technology, and materials.  The Fund was overweighted in technology which added to performance, but was underweighted in financials which offset the technology weighting.  The weakest performing sectors in the S&P 500 Index were telecommunication services, consumer staples, and real estate.

	Top Ten Holdings (Percent of Net Assets)*		Sector Weightings (Percent of Total Investments)*
1.	Microsoft Corp.	4.53%
2.	Visa, Inc. – Class A	4.20%
3.	Apple, Inc.	3.92%
4.	Amazon, Inc.	3.90%
5.	Facebook, Inc. – Class A	3.67%
6.	PayPal Holdings, Inc.	3.14%
7.	Bershire Hathaway, Inc. –
	Class B	2.80%
8.	The TJX Cos., Inc.	2.66%
9.	Starbucks Corp.	2.64%
10.	Alphabet, Inc. – Class A	2.58%

* Portfolio characteristics are as of November 30, 2017, and are subject to change at any time.

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GROWTH FUND

In the Fund, PayPal Holdings, Visa, Facebook and Microsoft were leaders in the technology sector.  Alibaba and Amazon, which are included in the consumer discretionary sector, but have important technology businesses, were also standouts for the Fund.  Although underweighted in the financial sector, the financial positions in BlackRock, JPMorgan Chase and Berkshire Hathaway helped performance.  First Republic Bank was the only laggard in the group.  In health care, the best performers were AbbVie, Merck, and ICU Medical.  The major underperformers, relative to the S&P 500 Index, were in the consumer area.  Companies such as Kraft Heinz, Mondelez, Sprouts Farmers Markets, Costco, Walt Disney and Dunkin Brands all underperformed.  In the energy segment, Schlumberger also negatively affected performance.

Thank you for choosing the Barrett Growth Fund.

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of November 30, 2017. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Earnings growth is not representative of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The S&P 500 Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category as reported by Lipper.

An index is unmanaged. Investors cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

BARRETT

GROWTH FUND

Expense Example – November 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2017 – November 30, 2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2017 to
	June 1, 2017	November 30, 2017	November 30, 2017
Actual	$1,000.00	$1,104.40	$6.59
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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(Unaudited)

* On March 30, 2010, the Fund changed its fiscal year end from June 30th to May 31st.

This chart assumes an initial gross investment of $10,000 made on 6/30/2007.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.

The Lipper Large-Cap Growth Funds Index® is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

		Average Annual Total Returns as of November 30, 2017

		One Year	Three Year	Five Year	Ten Year
–●–	Barrett Growth Fund	22.84%	9.04%	14.12%	4.87%
--■--	S&P 500® Index	22.87%	10.91%	15.74%	8.30%
–◆–	Lipper Large-Cap
	Growth Funds Index®	31.25%	11.35%	15.92%	8.16%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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Schedule of Investments
November 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.01%

	Administrative and
	Support Services - 3.14%
10,000	PayPal Holdings, Inc. (a)	$757,300

	Broadcasting
	(except Internet) - 1.95%
4,500	The Walt Disney Co.	471,690

	Chemical Manufacturing - 12.67%
4,500	AbbVie, Inc.	436,140
7,500	Bristol-Myers Squibb Co.	473,925
5,000	Celgene Corp. (a)	504,150
4,000	Ecolab, Inc.	543,680
4,000	Johnson & Johnson	557,320
7,500	Zoetis, Inc. - Class A	542,175
		3,057,390
	Clothing and Clothing
	Accessories Stores - 2.66%
8,500	The TJX Cos., Inc.	642,175

	Computer and Electronic
	Product Manufacturing - 15.43%
600	Alphabet, Inc. - Class A (a)	621,702
551	Alphabet, Inc. - Class C (a)	562,797
5,500	Apple, Inc.	945,175
5,500	Danaher Corp.	518,980
2,500	L3 Technologies, Inc.	496,475
3,000	Thermo Fisher Scientific, Inc.	578,280
		3,723,409
	Credit Intermediation and
	Related Activities - 4.14%
5,000	First Republic Bank	477,700
5,000	JPMorgan Chase & Co.	522,600
		1,000,300
	Data Processing, Hosting and
	Related Services - 8.15%
5,000	Fidelity National Information
	Services, Inc.	471,650
5,000	Verisk Analytics, Inc. -
	Class A (a)	482,100
9,000	Visa, Inc. - Class A	1,013,310
		1,967,060
	Food Manufacturing - 4.16%
12,000	Mondelez International, Inc. -
	Class A	515,280
6,000	The Kraft Heinz Co.	488,220
		1,003,500
	Food Services and
	Drinking Places - 4.86%
9,000	Dunkin’ Brands Group, Inc.	537,300
11,000	Starbucks Corp.	636,020
		1,173,320
	General Merchandise
	Stores - 2.29%
3,000	Costco Wholesale Corp.	553,290

	Insurance Carriers and
	Related Activities - 2.80%
3,500	Berkshire Hathaway, Inc. -
	Class B (a)	675,535

	Machinery
	Manufacturing - 0.76%
10,000	General Electric Co.	182,900

	Merchant Wholesalers,
	Durable Goods - 2.52%
2,500	3M Co.	607,850

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

Schedule of Investments (Cont’d)
November 30, 2017 (Unaudited)

Shares		Value
	Miscellaneous
	Manufacturing - 3.26%
1,500	ICU Medical, Inc. (a)	$320,100
3,000	Stryker Corp.	468,000
		788,100
	Nonstore Retailers - 3.90%
800	Amazon.com, Inc. (a)	941,400

	Oil and Gas Extraction - 1.70%
4,000	EOG Resources, Inc.	409,280

	Other Information
	Services - 5.87%
3,000	Alibaba Group Holding
	Ltd. - ADR (a)	531,240
5,000	Facebook, Inc. - Class A (a)	885,900
		1,417,140
	Professional, Scientific, and
	Technical Services - 6.42%
3,000	Accenture PLC - Class A (b)	444,030
7,000	Cognizant Technology
	Solutions Corp. - Class A	505,960
12,000	Tetra Tech, Inc.	600,000
		1,549,990
	Publishing Industries
	(except Internet) - 4.53%
13,000	Microsoft Corp.	1,094,210

	Securities, Commodity
	Contracts, and Other
	Financial Investments
	and Related Activities - 2.49%
1,200	BlackRock, Inc.	601,428

	Support Activities
	for Mining - 1.30%
5,000	Schlumberger Ltd. (b)	314,250
	Total Common Stocks
	(Cost $12,990,353)	22,931,517

	SHORT-TERM INVESTMENTS - 2.93%

	Money Market Funds - 2.93%
706,859	Fidelity Institutional Government
	Portfolio- Class I, 0.970% (c)	706,859
	Total Short-Term Investments
	(Cost $706,859)	706,859

	Total Investments
	(Cost $13,697,212) - 97.93%	23,638,376
	Other Assets in
	Excess of Liabilities - 2.07%	498,597
	Total Net Assets - 100.00%	$24,136,973

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2017.

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

Statement of Assets and Liabilities
November 30, 2017 (Unaudited)

ASSETS
Investments, at value (cost $13,697,212)	$23,638,376
Dividends and interest receivable	29,413
Investment receivable	795,976
Other assets	14,891
Total assets	24,478,656

LIABILITIES
Investments securities purchased	298,614
Payable for distribution fees	4,141
Payable to affiliates	10,227
Payable to Adviser	7,386
Payable to Trustees	2,214
Accrued expenses and other liabilities	19,101
Total liabilities	341,683

NET ASSETS	$24,136,973

NET ASSETS CONSIST OF:
Paid-in capital	$12,670,594
Accumulated net investment gain	57,151
Accumulated net realized gain	1,468,064
Net unrealized appreciation on investments	9,941,164
Net Assets	$24,136,973

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,207,520

Net asset value, redemption price and offering price per share	$19.99

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
For the Six Months Ended November 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$128,340
Interest income	3,704
Total Investment Income	132,044

EXPENSES
Advisory fees	112,928
Administration fees	18,877
Fund accounting fees	13,908
Distribution fees	13,551
Transfer agent fees and expenses	11,640
Federal and state registration fees	9,850
Legal fees	8,612
Audit and tax fees	8,566
Chief Compliance Officer fees	6,039
Reports to shareholders	4,111
Trustees’ fees	3,547
Custody fees	2,712
Other expenses	2,072
Total expenses	216,413
Less waivers and reimbursement by Adviser (Note 4)	(75,254)
Net expenses	141,159

Net investment loss	(9,115)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	756,143
Change in net unrealized appreciation on investments	1,532,735
Net realized and unrealized gain on investments	2,288,878
Net increase in net assets from operations	$2,279,763

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
FROM OPERATIONS
Net investment income (loss)	$(9,115)	$60,577
Net realized gain on investments	756,143	824,556
Net change in unrealized appreciation on investments	1,532,735	1,950,445
Net increase in net assets from operations	2,279,763	2,835,578

FROM DISTRIBUTIONS
Net investment income	—	(20,910)
Net decrease in net assets resulting from distributions paid	—	(20,910)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	86,630	266,781
Net asset value of shares issued to shareholders in
payment of distributions declared	—	20,907
Cost of shares redeemed	(55,516)	(804,159)
Net increase (decrease) in net assets resulting
from capital share transactions	31,114	(516,471)

TOTAL INCREASE IN NET ASSETS	2,310,877	2,298,197

NET ASSETS
Beginning of period	21,826,096	19,527,899
End of period	$24,136,973	$21,826,096
ACCUMULATED NET INVESTMENT INCOME	$57,151	$66,266

The accompanying notes are an integral part of these financial statements.

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Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for each period are as follows:

	Six Months
	Ended
	November 30,
	2017	Years Ended May 31,
	(Unaudited)	2017	2016	2015	2014	2013
NET ASSET VALUE
Beginning of period	$18.10	$15.78	$16.01	$14.11	$11.92	$10.08

OPERATIONS
Net investment income (loss)[1]	(0.01)	0.05	0.01	0.02	0.03	0.05
Net realized and unrealized
gains (losses) on securities	1.90	2.29	(0.22)	1.91	2.21	1.80
Total from investment operations	1.89	2.34	(0.21)	1.93	2.24	1.85

LESS DISTRIBUTIONS
Distributions from
net investment income	—	(0.02)	(0.02)	(0.03)	(0.05)	(0.01)

NET ASSET VALUE
End of period	$19.99	$18.10	$15.78	$16.01	$14.11	$11.92

Total return[2]	10.44%	14.82%	(1.28)%	13.70%	18.85%	18.41%

Net assets at end of period
(000s omitted)	$24,137	$21,826	$19,528	$19,530	$16,454	$14,344

RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement[3]	1.92%	2.00%	2.00%	2.02%	2.43%	2.60%
After expense reimbursement[3]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement[3]	(0.75)%	(0.45)%	(0.67)%	(0.65)%	(0.93)%	(0.88)%
After expense reimbursement[3]	(0.08)%	0.30%	0.08%	0.12%	0.25%	0.47%
Portfolio turnover rate[2]	9%	39%	34%	37%	30%	37%

1	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
2	Not annualized for periods less than one year.
3	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
November 30, 2017 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to achieve long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”) began serving as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	Significant	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial
	Accounting	statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Policies
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent bid and asked prices on such day or (ii) the latest sales price on the Composite Market.  “Composite Market” means a

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consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of

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activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks(1)	$22,931,517	$—	$—	$22,931,517
Total Equity	22,931,517	—	—	22,931,517
Short-Term Investments	706,859	—	—	706,859
Total Investments in Securities	$23,638,376	$—	$—	$23,638,376

(1) See the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  During the six months ended November 30, 2017, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any financial derivative instruments during the reporting period.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of

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Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2014.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains, if any, at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The Fund may make additional distributions if it deems it desirable at another time during the year.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Payments received on securities in default are recorded as return of capital.

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3.	Federal Tax	The tax character of distributions paid during the years ended May 31, 2017 and May 31, 2016 was as follows:
Matters

	May 31, 2017	May 31, 2016
Ordinary Income	$20,910	$29,568
Long-Term Capital Gain	$—	$—

The components of accumulated earnings (losses) on a tax basis as of May 31, 2017 were as follows:

Cost basis of investments for federal
income tax purposes	$13,205,503
Gross tax unrealized appreciation	$8,619,028
Gross tax unrealized depreciation	(225,041)
Net tax unrealized appreciation (depreciation)	8,393,987
Undistributed ordinary income	66,266
Undistributed long-term capital gain	726,363
Total distributable earnings	792,629
Other accumulated losses	—
Total accumulated gains	$9,186,616

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales.

The Fund utilized $44,881 of capital loss carryovers during the year ended May 31, 2017.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended May 31, 2017, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Accumulated Undistributed Net Investment Income	$18,352
Accumulated Net Realized Loss	$(27,858)
Paid-In Capital	$9,506

4.	Investment	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.
	Adviser	Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through September 28, 2018, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends

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or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the six months ended November 30, 2017, expenses of $75,254 were waived by the Adviser.  Any such waiver is subject to later adjustment to allow the Adviser to recoup amounts waived; provided, however, that the Adviser shall only be entitled to recoup such amounts for three years from the date such fees and expenses were waived or paid, if such recoupment will not cause the Fund to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment.  During the six months ended November 30, 2017, $68,580 of previously waived expenses subject to recovery expired.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2018	$ 70,471
May 31, 2019	$144,394
May 31, 2020	$151,534
November 30, 2020	$ 75,254

5.	Distribution	The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors,
Plan
LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended November 30, 2017, the Fund incurred expenses of $13,551 pursuant to the 12b-1 Plan.  As of November 30, 2017, the Fund owed the Distributor $4,141 in fees.

6.	Related Party	U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s administrator under an Administration Agreement.
Transactions
The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  Fees and expenses incurred for the six months ended November 30, 2017, and owed as of November 30, 2017 are as follows:

	Incurred	Owed
Administration	$18,877	$2,459
Fund accounting	$13,908	$4,639
Transfer agency	$11,640	$0
Custody	$2,712	$1,091

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The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended November 30, 2017, the Fund was allocated $6,039 of the Trust’s Chief Compliance Officer fee.  At November 30, 2017, the Fund owed fees of $2,038 for the Chief Compliance Officer’s services.

7.	Capital Share	Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	November 30, 2017	May 31, 2017
Shares Sold	4,600	16,055
Shares Reinvested	—	1,246
Shares Redeemed	(2,984)	(48,794)
Net Increase/(Decrease)	1,616	(31,493)

8.	Investment	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30,
	Transactions	2017, were $2,055,727 and $2,129,940, respectively. For the six months ended November 30, 2017, there were no purchases or sales of U.S.
government securities for the Fund.

9.	Subsequent	On December 20, 2017, the Fund declared and paid distributions from ordinary income to shareholders of record as of December 19, 2017, as
	Events	follows:

Ordinary	Short-Term	Long-Term
Income	Realized Gains	Realized Gains
$66,266	$—	$1,036,600

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 18, 2017 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 14, 2017 (the “June 14, 2017 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and total annual fund operating expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2018.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert J. Milnamow, E. Wells Beck and Owen W. Gilmore, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activity and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment

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methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended April 30, 2017.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open-end large growth funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of a composite of other separately-managed equity only accounts of the Adviser that are similar to the Fund in terms of investment strategy.

The Trustees noted the Fund’s performance for three-year period ended April 30, 2017 was above the Morningstar Peer Group median.  The Trustees also noted the Fund’s performance for each of the year-to-date, one-year, five-year and ten-year periods ended April 30, 2017 was below the Morningstar Peer Group median.  The Trustees also reviewed the Fund’s performance for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2017.  The Trustees noted the Fund’s performance lagged the S&P 500 Index for each period.  The Trustees reviewed the Fund’s performance relative to the Adviser’s composite of other separately-managed equity only accounts managed with investment strategies substantially similar to the Fund, and noted the Adviser attributed any differences to the Fund’s more growth-oriented investment strategy, specific stock selection and higher concentration of holdings in the Fund’s portfolio.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser has subsidized the Fund’s operations since the Fund’s inception.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 14, 2017 meeting and the August 18, 2017 meeting at which the Advisory Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

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The Trustees noted that the Fund’s contractual management fee of 1.00% ranked above the Morningstar Peer Group average of 0.78%.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements and excluding the Fund’s Rule 12b-1 fee which had been approved but was not currently being accrued by the Fund) of 1.25% fell above the average of 1.07% for the Morningstar Peer Group (which excludes Rule 12b-1 fees).  The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts and another registered mutual fund managed by the Adviser.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Fund and the Trustees further concluded that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements and recoupments by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers and recoupments, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2018 as being in the best interests of the Barrett Growth Fund and its shareholders.

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NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Additional Information
(Unaudited)

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the year ended May 31, 2017 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2017, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-363-6333.

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INDEPENDENT TRUSTEES

Michael D. Akers, Ph.D.	Trustee	Indefinite	31	Professor, Department	Independent
615 E. Michigan St.		Term; Since		of Accounting, Marquette	Trustee, USA
Milwaukee, WI 53202		August 22,		University (2004–Present);	MUTUALS
Year of Birth: 1955		2001		Chair, Department of	(an open-end
				Accounting, Marquette	investment
				University (2004–2017).	company with
three portfolios).

Gary A. Drska	Trustee	Indefinite	31	Pilot, Frontier/Midwest	Independent
615 E. Michigan St.		Term; Since		Airlines, Inc. (airline	Trustee, USA
Milwaukee, WI 53202		August 22,		company) (1986–Present).	MUTUALS
Year of Birth: 1956		2001			(an open-end
investment
company with
three portfolios).

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			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	31	Retired (2011–Present);	Independent
615 E. Michigan St.		Term; Since		Managing Director, Chief	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Administrative Officer	Trust (an open-
Year of Birth: 1943		2009		(“CAO”) and Chief	end investment
				Compliance Officer	company with
				(“CCO”), Granite Capital	one portfolio)
				International Group, L.P.	(2010–2016);
				(an investment management	Independent
				firm) (1994–2011).	Manager, Ramius
IDF fund
complex (two
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

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			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger*	Chairperson	Indefinite	31	President (2017–Present);	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		Chief Operating Officer	Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,		(2016–Present);	end investment
Year of Birth: 1962		2001		Executive Vice President,	company with
				U.S. Bancorp Fund	ten portfolios);
				Services, LLC (1994–2017).	Trustee, USA
MUTUALS
(an open-end
investment
company with
three portfolios).

John P. Buckel	President	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,		(2004–Present).
Year of Birth: 1957	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,		(2002–Present).
Year of Birth: 1974	and Principal	2013
Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Compliance	Term;		Fund Services, LLC
Milwaukee, WI 53202	Officer,	Effective		(February 2017–Present); Vice
Year of Birth: 1985	Vice	July 1,		President and Assistant CCO,
	President and	2017		Heartland Advisors, Inc.
	Anti-Money			(December 2016–January 2017);
	Laundering			Vice President and CCO,
	Officer			Heartland Group, Inc.
(May 2016–November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016–November 2016),
Assistant CCO and Senior Legal
Counsel (January 2016–April 2016),
Senior Legal and Compliance
Counsel (2013–2015), Legal and
Compliance Counsel (2011–2013),
Heartland Advisors, Inc.

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			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INTERESTED TRUSTEE AND OFFICERS (Continued)

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–Present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,		Services, LLC
Year of Birth: 1987		2015		(2010–Present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–Present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–Present).
________

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-363-6333 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue, 34th Floor
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

      (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    January 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date    January 31, 2018

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    January 31, 2018

* Print the name and title of each signing officer under his or her signature.